Net Financial Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial income
Interest on shareholder and other loans	€ 60,709	€ 5,629		€ 0
Valuation of financial instruments	11,128	0		0
Other finance income	83,012	0		9,379
Total financial income	154,849	5,629	[1]	9,379	[1]
Fair Value adjustment of the Warrants	68,953,503	0		0
Financial expenses
Fair value adjustment of convertible bonds	25,490,981	0		0
Interest and fees on bank loans	3,222,169	534,038		200,922
Interest on lease liabilities	631,362	106,837		38,495
Interest on shareholder and other borrowings	2,864	7,578		27,336
Accretion of discount on put option liabilities	312,918	96,364		0
Other finance costs	21,524	0		0
Total financial expenses	32,067,146	1,010,799	[1]	266,753	[1]
Convertible bonds [member]
Financial expenses
Interest on convertible bonds	€ 2,385,328	€ 265,982		€ 0

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.